SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in valuation and qualifying accounts
Removal of tax valuation allowance for expiration of net operating loss carryforwards		$ 3,000	$ 35,600
Removal of tax valuation allowance for Utilization of foreign tax credits		27,000
Allowance for doubtful accounts
Changes in valuation and qualifying accounts
Balance at beginning of period	$ 4,564	10,877	11,063
Charged (credited) to costs and expenses	1,564	103	49
(Deductions) Adjustments	(3,789)	(6,416)	(235)
Balance at end of period	2,339	4,564	10,877
Tax valuation allowance
Changes in valuation and qualifying accounts
Balance at beginning of period	328,397	368,672	422,789
Charged (credited) to costs and expenses	(3,016)	(11,090)	1,824
Credited to other accounts	4,142	(29,185)	(55,941)
Balance at end of period	$ 329,523	$ 328,397	$ 368,672